PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Notes and other explanatory information [abstract]
Prepaid clinical research costs	$ 1,715	$ 1,653
Prepaid insurance	272	621
Prepaid offering costs	150
Tax deposits	109	119
Other prepaid expenses	95	56
Other receivables	52	71
Research & development tax credits		169
Total prepaid expenses and other receivables	$ 2,393	$ 2,689